[New Source Letterhead]

December 7, 2012

Via Secure E-mail

H. Roger Schwall

Assistant Director

United States Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549-3561

Re:	New Source Energy Partners L.P.

Submission No. 2 to Confidential Draft Registration Statement on Form S-1

Submitted December 7, 2012

CIK No. 0001560443

Ladies and Gentlemen:

Set forth below are the responses of New Source Energy Partners L.P. (the “Partnership,” “we,” “us” or “our”), to comments received from the staff of the Division of Corporation Finance (the “Staff”) of the Securities and Exchange Commission (the “Commission”) by letter dated November 16, 2012, with respect to the confidential draft registration statement on Form S-1, CIK No. 0001560443, submitted to the Commission on October 18, 2012 (the “Registration Statement”).

Concurrently with the submission of this letter, we are confidentially submitting Confidential Draft Submission No. 2 on Form S-1 (“Submission No. 2”) via EDGAR. We are also concurrently providing certain information responsive to Comment 5 in a separate letter (the “Supplemental Letter”) with the Office of Freedom of Information and Privacy Act Operations in connection with the confidential treatment request, pursuant to Rule 83 of the Commission’s Rules on Information and Requests, 17 C.F.R. § 200.83. For the Staff’s reference, we have enclosed a copy of the Supplemental Letter.

For the Staff’s convenience, each response is prefaced by the exact text of the Staff’s corresponding comment in bold, italicized text. All references to page numbers and captions correspond to the text of the Staff’s comment or Submission No. 2 unless otherwise specified. Capitalized terms used in this letter but not defined herein have the meanings given to them in the Registration Statement.

Confidential Draft Registration Statement on Form S-1

1. Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications. Similarly, please supplementally provide us with any research reports about you that are published or distributed in reliance upon Section

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2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

RESPONSE:

We have not provided, nor have we authorized anyone to provide on our behalf, written materials to potential investors that are qualified institutional buyers or institutional accredited investors in reliance on Section 5(d) of the Securities Act of 1933 (the “Securities Act”). The underwriters that are participating in our initial public offering have confirmed to us that they have not published or distributed any research reports about the Partnership in reliance upon Section 2(a)(3) of the Securities Act.

2. You state on page 78 that “[O]ur partnership agreement requires that, within 45 days after the end of each quarter, beginning with the quarter ending December 31, 2012, we distribute all of our available cash to unitholders of record on the applicable record date.” However, we note that Article IV, Section 4.3 of the partnership agreement states that:

From time to time, but not less often than quarterly, the General Partner shall review the Partnership’s accounts to determine whether distributions are appropriate. The General Partner may make such cash distribution as it, in its sole discretion, may determine without being limited to current or accumulated income or gains from any Partnership funds, including, without limitation, Partnership revenues, capital contributions or borrowed funds; provided, however, that no such distribution shall be made if, after giving effect thereto, the liabilities of the Partnership exceed the fair market value of the assets of the Partnership. In its sole discretion, the General Partner may, subject to the foregoing proviso, also distribute to the Partners other Partnership property, or other securities of the Partnership or other entities. All distributions by the General Partner shall be made in accordance with the Percentage Interests of the Partners.

This appears inconsistent with the statement that the partnership is “required” to distribute “all of its available cash.” Please advise, or clarify your disclosure concerning your cash distribution policy accordingly throughout the prospectus.

RESPONSE:

Prior to the completion of our initial public offering, our partnership agreement will be amended and restated in its entirety. The form of our amended and restated partnership agreement will be included in a subsequent filing as Appendix A and filed as Exhibit 3.3 to the Registration Statement. Our amended and restated agreement of limited partnership will require the Partnership, within 45 days after the end of each quarter, beginning with the quarter ending March 31, 2013, to distribute all of its available cash to unitholders of record on the applicable record date, consistent with the disclosure included on page 82 of Submission No. 2. We have revised the disclosure throughout Submission No. 2 to clarify that our partnership agreement will be amended and restated prior to the completion of our initial public offering. We will file the

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form of amended and restated agreement of limited partnership and all other omitted exhibits when available to allow the Staff sufficient time to review.

3. Please provide us with an analysis as to whether New Source Energy Corporation is an underwriter with respect to the overallotment shares to be registered in this offering and should be named as such in your prospectus. We note your disclosure in your Use of Proceeds section that “The net proceeds from any exercise of the underwriters’ option to purchase additional common units will be used to pay additional cash consideration to New Source Energy for the contribution of the Partnership Properties.”

RESPONSE:

We have revised the disclosure contained in “Use of Proceeds” to reflect that any proceeds from the exercise of the underwriters’ option to purchase additional common units will be used to repay outstanding indebtedness under our new revolving credit facility, rather than to pay additional cash consideration to New Source Energy for the contribution of the Partnership Properties as previously disclosed in the Registration Statement. In addition, we no longer intend to issue the additional common units to New Source Energy at the expiration of the option period if the underwriters do no exercise their option to purchase additional common units and have removed such disclosure from Submission No. 2. As such, New Source Energy Corporation is not an underwriter with respect to the overallotment units to be registered in this offering. Please see page 56 of Submission No. 2.

4. We note your disclosure throughout your prospectus that conflicts of interest “may arise in the future” between you and your unitholders, on the one hand, and your general partner and its owners and affiliates, on the other hand. Please revise your disclosure to make clear, in addition, that there currently are conflicts of interest. In that regard, we note that there are conflicts with respect to the negotiation of the terms of the Contribution, Conveyance and Assumption Agreement, the Development Agreement and the Omnibus Agreement.

RESPONSE:

We have revised the disclosure throughout Submission No. 2 to clarify that, in addition to conflicts of interest that may arise in the future, there are currently conflicts of interest between us and our unitholders, on the one hand, and our general partners, and its owners and affiliates on the other hand. Please read pages 12, 40 and 162 of Submission No. 2.

Overview, page 1

5. Please provide us with the petroleum engineering reports you used as the basis for your June 30, 2012 proved reserves disclosures. You may furnish these materials on digital media such as flash drive or compact disk. The report should include:

a) One-line recaps in spread sheet format for each property sorted by field within each proved reserve category. Please include the dates of first booking, dates of

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estimated first production and estimated development cost for each of your proved undeveloped properties.

b) Total company summary income forecast schedules for each proved reserve category with proved developed segregated into producing and non-producing properties.

c) Individual income forecasts for all the wells/locations in the proved developed and proved undeveloped categories.

d) Engineering exhibits (e.g. maps, rate/time plots, volumetric calculations, analogy well performance) for each of the three largest wells/locations in the proved developed and prove undeveloped categories (six entities in all) as well as the AFE for each of the three PUD properties. Please ensure that the decline parameters, EURs and cumulative production figures are presented on the rate/time plots.

Please indicate your preferred method of disposition/return and direct these engineering items to:

U.S. Securities and Exchange Commission

100 F Street NE

Washington, DC 20549-4628

Attn: Ronald M. Winfrey

RESPONSE:

The petroleum engineering reports used as the basis for our June 30, 2012 proved reserves disclosures, including the items outlined in the Staff’s comment above, have been submitted in connection with the Supplemental Letter.

6. We note your statement, “Average net daily production from our properties during the six months ended June 30, 2012 was 3,177 Boe/d.” You disclosed the actual production for this period as 31.4 MBO, 1120 MMCFG and 360 MBNGL on pages 24, 101 and 129. Please revise your prospectus here to disclose also the separate figures for oil, natural gas liquids and natural gas volumes. Alternatively, you may refer the reader to the appropriate disclosure elsewhere. This comment applies to all disclosure situations where the differences in product prices could significantly misrepresent the value of equivalent hydrocarbon volume presented. This includes tables with headings “Percent Oil and NGL.”

RESPONSE:

We have revised the disclosure to state the separate production figures for oil, natural gas liquids and natural gas volumes where appropriate, including tables with headings “Percent Oil and NGL.” Please read pages 1, 2, 5, 100, 121, 122, 125, and 129.

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Our Competitive Strengths, page 8

7. We note your disclosure of an “...average all-in finding and development costs, including revisions, on the Partnership Properties of $6.00 per Boe over the three-year period ended December 31, 2011.” If these unit F&D cost calculations incorporated proved undeveloped reserves, please revise your prospectus to disclose whether you included the estimated future development costs associated with these PUD reserves.

RESPONSE:

We have revised the disclosure in Submission No. 2 to state that the finding and development costs do not reflect or include the estimated future development costs associated with the PUD reserves attributable to the Partnership Properties. Please see pages 8 and 128 of Submission No. 2.

Risk Factors, page 26

Cost reimbursements due to the New Source Group for services provided..., page 44

8. Please disclose in this risk factor, if true, that there are no caps on the fees and expense reimbursements that you may be required to pay to New Source Group.

RESPONSE:

We have revised the disclosure to clarify that, in regard to our general partner’s reimbursement of the New Source Group, on a quarterly basis after December 31, 2013, for all actual direct and indirect expenses the New Source Group incurs in its performance under the omnibus agreement, and our corresponding reimbursement of our general partner for such payments it makes to the New Source Group in an amount equal to the cost of such actual and indirect expenses, there is no cap on the amount of such reimbursements. Please read page 44 of Submission No. 2.

Use of Proceeds, page 56

9. Please quantify separately the fees and expenses associated with the contribution of the partnership properties.

RESPONSE:

We will not incur separate fees and expenses associated with the contribution of the Partnership Properties. The “offering expenses” amount deducted from the gross proceeds as described in “Use of Proceeds,” will encompass all legal and accounting fees associated with the offering and the contribution of the Partnership Properties. Estimates for the total amount of legal and accounting fees and expenses associated with the offering and the contribution of the Partnership Properties will be disclosed in Part II, Item 13 of the Registration Statement, when available.

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10. We note your disclosure on page 1 that New Source Energy will contribute certain commodity derivative contracts to the partnership at the closing of this offering. Please revise your Use of Proceeds disclosure to reflect this contribution.

RESPONSE:

We have revised the disclosure contained in “Use of Proceeds” to reflect that New Source Energy will contribute certain commodity derivative contracts to the Partnership at the closing of our initial public offering. Please see page 56 of Submission No. 2.

Our Cash Distribution Policy and Restrictions on Distributions, page 59

Estimated Adjusted EBITDA for the Year Ending December 31, 2013, page 66

11. We note that you have provided projected information for the twelve months ending December 31, 2013. As you intend to make quarterly distributions, please provide disclosure demonstrating your ability to make payments on a quarterly basis both historically (“backcast”) and going forward. For example, you could expand the table on page 68 to show distributions by quarter. To the extent that you believe that an alternative presentation would provide investors with sufficient (equivalent) information regarding your ability to make planned distributions, please provide us with a description of such alternative presentations, including the basis for your belief that it provides an appropriate basis for investors to make an informed investment decision.

RESPONSE:

We have revised the disclosure in Submission No. 2 to present unaudited pro forma available cash for the year ended December 31, 2011 and twelve months ended September 30, 2012 and estimated Adjusted EBITDA for the year ending December 31, 2013 on a quarterly basis. Please see pages 63-72 of Submission No. 2.

Assumptions and Considerations, page 69

Cash Interest Expense, page 73

12. We note that your estimated interest expense for the twelve months ending December 31, 2013 is based on an average outstanding debt balance of $40 million with an assumed weighted average interest rate of 3.75%. Please tell us how you considered using a current interest rate or the interest rate for which you currently have a commitment. If you are not using a current or committed interest rate, please provide disclosure explaining the rate used (i.e., the historical weighted average interest rate for New Source Energy’s revolving credit facility) and describing the anticipated effects of the current interest rate environment.

RESPONSE:

The assumed interest rate used to calculate our estimated interest expense for the twelve months ending December 31, 2013 is equivalent to the weighted average interest rate on our

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revolving debt as of June 30, 2012 incurred under the New Source Energy revolving credit facility and is intended to provide a current interest rate. Per our response to the Staff’s Comment 14, we expect that the revolving credit facility we will enter into at the closing of our initial public offering will have features and terms similar to the New Source Energy revolving credit facility. We have updated this assumed interest rate for the weighted average interest rate on our revolving debt as of September 30, 2012 in Submission No. 2 and will assess in future filings whether additional updates are warranted, depending on the timing of our initial public offering. Please see pages 66, 70, 114 and 116 of Submission No. 2.

Management’s Discussion and Analysis of Financial Condition and Results of Operations, page 96

New Revolving Credit Facility, page 109

13. We note concurrently with the closing of this offering you anticipate entering into a new four year revolving credit facility. We also note from the disclosure on page 10 that you will assume an unspecified amount of debt from New Source Energy and will use an unspecified amount under your new credit facility to repay that debt. On page 73 of your filing, you disclose your intention to borrow approximately $40 million in revolving debt under a new revolving credit facility with an estimated weighted average interest rate of 3.75%. Please revise to provide disclosure here explaining your anticipated debt position at the time your offering will be completed.

RESPONSE:

We acknowledge the Staff’s comment and have revised the disclosure in “Use of Proceeds” in Submission No. 2 to include a tabular presentation of the sources and uses of proceeds from the initial public offering. This tabular presentation reflects the amount that we will borrow under our new revolving credit facility as well as the amount of New Source Energy’s debt that will be assumed and repaid in full at the closing of the offering. This tabular presentation will reflect our debt position at the time the offering is completed. Please see page 56 of Submission No. 2.

14. In connection with the preceding comment, please disclose whether you have a firm commitment for the credit facility described in your filing, and if so, provide more detail regarding the specific terms of the commitment. If you do not have a firm commitment, please tell us about your basis for anticipating this credit facility will have features and terms similar to the New Source Energy credit facility.

RESPONSE:

While we have engaged in discussions regarding the revolving credit facility that we will enter into at the closing of our initial public offering, we do not have a firm commitment at this time. However, we anticipate that this revolving credit facility will have features and terms similar to the New Source Energy revolving credit facility based on our discussions with the Administrative Agent for the New Source Energy revolving credit facility, who will also act as

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Administrative Agent for our revolving credit facility, and the similarity in composition between the collateral that will secure our revolving credit facility (primarily the Partnership Properties) and the collateral securing the New Source Energy revolving credit facility, which also consists of interests in oil and natural gas properties and currently includes the Partnership Properties.

Business and Properties, page 117

15. Please substantiate the following statement on page 123: “Our relationship with the New Source Group provides us with access to saltwater disposal and other key infrastructure, drilling rigs, completion services, oilfield equipment and oilfield services at what we believe are favorable rates.” Also explain how your relationship with New Source Group will “help control [your] costs.”

RESPONSE:

We will enter into a development agreement with the New Source Group at the closing of our initial public offering with respect to the drilling of our proved undeveloped reserves that comprise a portion of the Partnership Properties. Pursuant to this development agreement, New Dominion will provide us with access to saltwater disposal, contract operating services and other key infrastructure and we will receive such services at cost from the New Source Group, which we believe compare favorably with market rates for saltwater disposal services. For example, the historical cost to New Dominion for such services has averaged $0.12 per barrel, whereas, if we were to contract with a third party for these services, we believe we would pay approximately $2.50-$3.00 per barrel. As a result, we believe the rates we will pay for such services under the development agreement are favorable and will help to significantly reduce our costs relative to our competitors who are required to contract with a third party for similar services.

Our Operations, page 124

16. Please expand your statement, “The New Source Group began development of the Golden Lane field in 1999 and has drilled and completed 246 economic wells since the initial development,” to disclose the number of horizontal wells the New Source Group has drilled and completed.

RESPONSE:

We have revised our disclosure accordingly. Please see page 128 of Submission No. 2.

Proved Undeveloped Reserves, page 128

17. We note the significant change in your proved undeveloped reserves due to revisions for the six months period ending June 30, 2012. Please revise your prospectus to explain the cause(s) for this change. Refer to Item 1203(b) of Regulation S-K.

RESPONSE:

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December 7, 2012

We have revised our disclosure in Submission No. 2 to reflect that the downward adjustment to our proved undeveloped reserves for the six month period ending June 30, 2012 was due to a reduction in the peak rate of our proved undeveloped type curve based on an updated analysis of production performance, which resulted in a 20% downward adjustment to the estimated ultimate recovery of our proved undeveloped reserves. In addition, a less significant factor was a reduction of our working interest in certain proved undeveloped properties due to lease expiration. Please see page 132 of Submission No. 2.

18. Please tell us whether you have PUD reserves that are scheduled for drilling more than five years after booking. If so, please revise your prospectus to explain the reasons for this delay. Refer to Item 1203(d) of Regulation S-K.

RESPONSE:

Our estimates of proved undeveloped reserves included in the Registration Statement do not include any proved undeveloped reserves scheduled for drilling later than five years from the date of our reserve report.

Productive Wells, page 130

19. Please tell us the net and gross horizontal oil and gas wells in which you own a working interest and consider disclosing this information in your prospectus.

RESPONSE:

We have revised our disclosure to state the net and gross horizontal oil and gas wells in which we own a working interest. Please see page 135 of Submission No. 2.

Acreage, page 130

20. We note your material undeveloped lease expirations. Please revise your prospectus to disclose the PUD reserves and associated drilling locations that are scheduled for drilling after the associated acreage expires, if any. Address your options for maintaining the expiring leases.

RESPONSE:

We have revised our disclosure to state that we intend, as ordinary course of business, to renew the aforementioned leases prior to expiration to avoid a reduction of our undeveloped acreage position. In addition, the impact of lease expirations may be mitigated through the benefit of the forced pooling process, as further described on page 131 of Submission No. 2. As long as we maintain some amount of acreage in the section of the proposed proved undeveloped drilling location, we expect we will be able to use the forced pooling process to increase our relative working interest prior to the time the well is scheduled to be drilled, which would lead to a proportionate increase in our share of the production and reserves associated with any such well. Although the majority of our undeveloped acreage is subject to material near-term lease expiration, we do not believe this presents a material risk to us as a result of our ability to utilize

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the forced pooling process. As such, we believe that presentation of the proved undeveloped reserves and associated drilling locations that are scheduled for drilling after the associated acreage expires would overstate the potential risk associated with such expiration and would be misleading to an investor. Please see page 135 of Submission No. 2.

Certain Relationships and Related Party Transactions, page 151

21. Please disclose how you determined which properties to contribute to the partnership and which ones to retain for New Source Energy Corporation as a stand-alone entity.

RESPONSE:

The determination of which properties of New Source Energy were to be contributed to us was made with a view towards which assets would be suitable for a publicly traded partnership such as ours. We believe that two important factors that investors will consider in considering an investment in our partnership are the consistency of the cash flows generated from our operations and the moderate level of capital expenditures required to sustain such cash flows. The Partnership Properties represent 93% of the revenues generated by all of the properties held by New Source Energy for the year ended December 31, 2011, and in our view also provide a sufficiently significant component of proved undeveloped reserves to offset production declines through future drilling. The Partnership Properties are those properties for which the contract operator of New Source Energy has the longest operational track record and are also situated within one field, which provides greater clarity regarding future capital expenditure requirements. For these reasons, we found the Partnership Properties to be those of the properties of New Source Energy most suitable for our partnership.

22. It appears that Mr. Chernicky and Mr. Kos are both promoters within the meaning of Securities Act Rule 405, given their respective roles in founding and organizing New Source Energy Corporation and the consideration that they exchanged with the company during that process. Accordingly, please provide the disclosure required by Item 404(c)(1) of Regulation S-K with respect to the properties to be contributed to the partnership. In other words, to the extent that the properties were acquired from unaffiliated third parties by Mr. Chernicky (through Scintilla, LLC) or Mr. Kos (through Deylau, LLC), disclose the original acquisition cost and disclose the principles followed in determining the valuation of the properties for purposes of the contribution to New Source Energy Corporation and then the proposed contribution from New Source Energy Corporation to the partnership in connection with this offering.

RESPONSE:

We have revised our disclosure accordingly to address the Staff’s comment. None of the Partnership Properties was acquired by either promoter within the two years prior to the contemplated contribution of the Partnership Properties to the Partnership at the closing of our initial public offering. Please see page 160-161 of Submission No. 2.

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Conflicts of Interest and Fiduciary Duties, page 156

23. Please refer to the following statement on page 164: “In addition to the other more specific provisions limiting the obligations of our general partner, our partnership agreement further provides that our general partner and its officers and directors will not be liable for monetary damages to us or our limited partners for errors of judgment or for any acts or omissions unless there has been a final and non-appealable judgment by a court of competent jurisdiction determining that our general partner or its officers and directors acted in bad faith or engaged in fraud or willful misconduct, or in the case of a criminal matter, acted with the knowledge that such conduct was unlawful.” Please revise your disclosure to clarify that this provision does not apply to federal securities law claims. See Section 14 of the Securities Act.

RESPONSE:

We have revised our disclosure accordingly. Please see page 170 of Submission No. 2.

Financial Statements

Properties to be Contributed to New Source Energy Partners LP, page F-1

General

24. We note your filing includes unaudited interim financial statements for your predecessor for the quarterly period ended June 30, 2012. Please note the financial statement updating requirements per Rules 3-01 and 3-12 of Regulation S-X.

RESPONSE:

We have updated the disclosure throughout Submission No. 2 to include unaudited interim financial statements for our predecessor for the nine months ended September 30, 2012.

Notes to Financial Statements

Note 1. Summary of Significant Accounting Policies

Basis of Presentation and Nature of Operations, page F-7

25. Please expand your disclosure on page F-7 to clearly explain the method through which acquisition, exploration, and development costs were allocated in preparing your financial statements.

RESPONSE:

We have revised our disclosure to clarify that the exploration and development costs were not allocated, but, rather, were recorded at the actual historical cost of exploration and development. Please see page F-7 of Submission No. 2.

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General and Administrative Expenses, page F-10

26. Please revise to explain more clearly the allocation methodologies used with regard to general and administrative expenses. In addition, we note you have made reference to “other factors” that were considered in allocating expenses. Please tell us about these factors and describe their impact on your financial statements. As part of your revised disclosure, please also clarify the cost allocation methodology used for stock-based compensation. Refer to SAB Topic 1B1.

RESPONSE:

We have revised the disclosure accordingly. Please see page F-10 of Submission No. 2.

Pro Forma Data (unaudited), page F-11

27. Please expand your discussion of the pro forma distribution to clearly state that a portion of the proceeds raised from this offering will be distributed to New Source Energy. Pursuant to SAB Topic 1B3, please note that your pro forma balance sheet should reflect an accrual for this distribution. In addition, if a distribution will be paid from offering proceeds, pro forma per share data should be presented giving effect to the number of issued shares for which the proceeds will be used to pay the dividend.

RESPONSE:

We have revised the disclosure in Submission No. 2 to clarify that a portion of the proceeds raised from this offering will be distributed to New Source Energy and that the pro forma balance sheet adjustment for “Accounts payable—related parties” includes an accrual for this distribution. Please see page F-11 of Submission No. 2. We acknowledge the Staff’s comment regarding pro forma per share data, and we will include such data in a subsequent filing when that information has been fully developed with an expectation towards pricing.

28. Please describe your basis for presenting pro forma information adjusted to reflect a method of calculating depreciation, depletion, and amortization expense that differs from what was used to prepare your financial statements or revise the pro forma information presented in your submission to exclude this adjustment.

RESPONSE:

In Note 1 to the financial statements, beginning on page F-7 of the Registration Statement, we disclosed that depreciation, depletion and amortization (“DD&A”) of the full cost pool was calculated based on relative Boe produced from the Partnership Properties compared to total production for New Source and that, prospectively, the Company’s full cost pool amortization will be calculated based on the Partnership Properties’ specific production, reserves and future development costs. Because the Company had the ability to historically separate the specific production, reserves and future development costs from the inception of the Partnership Properties, the Company can accurately disclose what the differences would have been had the

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prospective method of computing full cost pool DD&A been used for these financial statements. The method used to allocate historical full cost pool DD&A expense is the method we used in the financial statements that was approved in the accounting pre-clearance letter from the Staff dated September 27, 2012. The historical DD&A calculations are different because components of the full cost pool amortization allocated to the Partnership Properties are not the same as the full cost pool amortization base used prospectively for the Partnership Properties due to production, reserves and future development costs that will remain at New Source Energy Corporation.

29. We note you intend to repay a specific amount of borrowings under the credit facility reflected in your financial statements. Please tell us about your basis for providing footnote disclosure regarding the pro forma effects of those repayments on your statement of operations.

RESPONSE:

At the closing of this offering, we will enter into and borrow under a third party revolving credit facility. All of the borrowings under our new revolving credit facility, along with a portion of the net proceeds from the initial public offering, will be used to repay in full the New Source Energy debt assumed by us at the closing of the initial public offering. We expect that the interest rate on the borrowings under our new revolving credit facility will be the same as the interest rate on New Source Energy’s revolving credit facility. Therefore, this portion of the debt repayment will not give rise to the need for any pro forma income statement adjustments or other information.

The remaining debt repayment from the proceeds of the initial public offering is an event that gives rise to the need for pro forma income statement information. The pro forma effects are to reduce interest expense, increase net income, and change the amount of earnings per unit, because the calculation should reflect both the increase in net income and an increase in the denominator equal to the number of units required to be sold in order to fund the remaining debt repayment. Because these adjustments to the pro forma income statement are to reflect the results of the offering, rather than the formation of the Partnership, it is the Partnership’s understanding that pro forma effects of these adjustments should not be shown on the face of the historical financial statements. In lieu of presenting such adjustments in the multi-column pro forma presentation typically provided to comply with Article 11, the Partnership has instead presented them in narrative format in Note 1 on page F-11 of Submission No. 2. The Partnership believes this presentation is appropriate and in accordance with Rule 11-02(b)(1), which states, “[i]n certain circumstances (i.e. , where a limited number of pro forma adjustments are required and those adjustments are easily understood), a narrative description of the pro forma effects of the transaction may be furnished in lieu of the statements described herein.”

Reserve quantity information, page F-22

30. Please revise your prospectus to explain the causes of the significant revisions to your proved reserves during 2011. Refer to FASB ASC paragraph 932-235-50-5.

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RESPONSE:

We have revised the disclosure in Submission No. 2 to state that the revisions in proved reserves in 2011 were due to revisions to the proved developed producing forecasts subsequent to the acquisition of these assets from Scintilla, to more closely match the historical production performance. Please see page F-23 of Submission No. 2.

Exhibits and Financial Statement Schedules, page II-2

31. We note your disclosure on page 109 that on August 12, 2011, New Source Energy entered into a $150.0 million four-year credit facility. Please explain to us why you have not filed this credit agreement pursuant to Item 601(b)(10) of Regulation S-K.

RESPONSE:

In accordance with a financial statement presentation for the Partnership consisting of historical carve-out financial statements of the Partnership Properties, the Partnership’s long-term indebtedness in all historical periods consisted of a portion of the borrowings incurred under the New Source Energy revolving credit facility. As such, we believe it is appropriate to describe the terms of such indebtedness in a discussion of the Partnership’s historical liquidity and capital resources. However, the Partnership is not a party to the credit agreement governing such revolving credit facility, nor will the Partnership have access to such revolving credit facility following the completion of our initial public offering. As a result, and in accordance with Item 601(b)(10)(i) of Regulation S-K, we have not filed the credit agreement governing the New Source Energy revolving credit facility as an exhibit to the Registration Statement. We will file the form of credit agreement that will govern the Partnership’s revolving credit facility as Exhibit 10.2 to the Registration Statement, with sufficient time for the Staff to review prior to requesting the acceleration of effectiveness of the Registration Statement.

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[Remainder of page intentionally blank]

Please contact David P. Oelman of Vinson & Elkins L.L.P. at (713) 758-3708 or Jeffery K. Malonson of Vinson & Elkins L.L.P. at (713) 758-3824 with any questions that you have with respect to the foregoing or if any additional supplemental information is required by the Staff.

Very truly yours,

NEW SOURCE ENERGY PARTNERS L.P.

By:	/s/ Kristian B. Kos
Name:	Kristian B. Kos
Title:	President and Chief Executive Officer

Enclosures

cc: